Taxes (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares
Taxes [Line Items]
Assessable profits (in Dollars)			$ 2,000,000
Income tax rate, percentage	25.00%	25.00%	25.00%
Enterprise income tax, description	During the year ended December 31, 2022, Xinjiang United Family and its three branch offices qualified as small-scaled minimal profit enterprises. According to the Announcement on Implementing the Preferential Income Tax Policies for Small-Scale Minimal Profit Enterprise on March 14, 2022, March 26, 2023 and August 2, 2023, the taxable income not more than RMB3 million is subject to a reduced rate of 5% during the period from January 1, 2023 to December 31, 2027. During the years ended December 31, 2024 and 2023, Xinjiang United Family and all its branch offices did not qualify as small-scaled minimal profit enterprises and were subject to 25% income tax rate.	During the year ended December 31, 2022, Xinjiang United Family and its three branch offices qualified as small-scaled minimal profit enterprises. According to the Announcement on Implementing the Preferential Income Tax Policies for Small-Scale Minimal Profit Enterprise on March 14, 2022, March 26, 2023 and August 2, 2023, the taxable income not more than RMB3 million is subject to a reduced rate of 5% during the period from January 1, 2023 to December 31, 2027. During the years ended December 31, 2024 and 2023, Xinjiang United Family and all its branch offices did not qualify as small-scaled minimal profit enterprises and were subject to 25% income tax rate.	During the year ended December 31, 2022, Xinjiang United Family and its three branch offices qualified as small-scaled minimal profit enterprises. According to the Announcement on Implementing the Preferential Income Tax Policies for Small-Scale Minimal Profit Enterprise on March 14, 2022, March 26, 2023 and August 2, 2023, the taxable income not more than RMB3 million is subject to a reduced rate of 5% during the period from January 1, 2023 to December 31, 2027. During the years ended December 31, 2024 and 2023, Xinjiang United Family and all its branch offices did not qualify as small-scaled minimal profit enterprises and were subject to 25% income tax rate.
Percentage of fixed-rate income tax	1.00%	1.00%	1.00%
Total tax exemption (in Dollars)	$ 25,048			$ 17,303		$ 15,711
U.S. federal corporate income tax rate, percentage	21.00%	21.00%	21.00%
Favorable tax rate, percentage	2.50%	2.50%	2.50%
Tax rates and tax exemption amount (in Dollars)	$ 480,781			$ 339,626		$ 223,920
Effect of favorable tax rate (in Dollars per share) | $ / shares	$ 0.03			$ 0.03		$ 0.02
Remaining balance carried forward (in Dollars)	$ 2,882,465			$ 13,920,136
UFG entities [Member]
Taxes [Line Items]
Income tax rate, percentage	0.50%	0.50%	0.50%
Percentage of income tax assessed				0.50%	0.50%
Xinjiang United Family [Member]
Taxes [Line Items]
Favorable tax rate, percentage	25.00%	25.00%	25.00%
Minimum [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi) | ¥		¥ 33,000			¥ 33,000
Minimum [Member] | UFG entities [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi) | ¥					33,000
Maximum [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi) | ¥		¥ 180,000			180,000
Maximum [Member] | UFG entities [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi) | ¥					¥ 180,000
Hong Kong [Member]
Taxes [Line Items]
Percentage of subject to profit taxes rate	8.25%	8.25%	8.25%
Assessable profits (in Dollars)			$ 2,000,000
Assessable profit, percentage	16.50%	16.50%	16.50%
PRC [Member] | Minimum [Member] | UFG entities [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi) | ¥		¥ 33,000
PRC [Member] | Maximum [Member] | UFG entities [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi) | ¥		¥ 180,000
United States [Member]
Taxes [Line Items]
Remaining balance carried forward (in Dollars)	$ 16,104,143
Percentage of valuation allowance for deferred tax assets	100.00%	100.00%	100.00%	100.00%	100.00%
Taxable Net Income [Member]
Taxes [Line Items]
Percentage of income tax rate	0.50%	0.50%	0.50%	0.50%	0.50%
Remaining balance carried forward (in Dollars)	$ 2,184,007
Taxable Net Income [Member] | UFG entities [Member]
Taxes [Line Items]
Percentage of income tax assessed	0.50%	0.50%	0.50%